CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 7,574	$ 8,688
Accounts receivable, net	84,173	32,289
Inventories	64,450	37,900
Prepaid expenses and other current assets	7,732	3,713
Total current assets	163,929	82,590
Property and equipment, net	94,654	74,870
Goodwill	7,824	7,824
Other noncurrent assets	49	44
Total assets	266,456	165,328
Current liabilities
Accounts payable	35,080	14,002
Accrued expenses and other current liabilities	10,559	6,430
Capital lease obligations, current portion	4,667	1,134
Current maturities of long-term debt	2,568	2,568
Total current liabilities	52,874	24,134
Capital lease obligations, net of current portion	7,946	2,065
Deferred tax liability, net	416	196
Long-term Debt, Excluding Current Maturities	241,437	242,254
Total liabilities	302,673	268,649
Stockholders' / Members' equity (deficit)
Members' equity (deficit)	(36,299)
Accumulated other comprehensive income	82	(475)
Total stockholders' and members' equity (deficit)	(36,217)	(103,321)
Total liabilities and equity	266,456	165,328
Class A
Stockholders' / Members' equity (deficit)
Members' equity (deficit)	(35,055)	(80,985)
Class A-1
Stockholders' / Members' equity (deficit)
Members' equity (deficit)	802	148
Class B
Stockholders' / Members' equity (deficit)
Members' equity (deficit)	$ (2,046)	$ (22,009)